Share-Based Awards - Schedule of Compensation Expense Recognized for Share-Based Awards (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Compensation Expense Recognized for Share-Based Awards [Line Items]
Total compensation expense recognized		$ 1,241	$ 3,315	$ 3,098
Restricted Shares [Member]
Schedule of Compensation Expense Recognized for Share-Based Awards [Line Items]
Total compensation expense recognized	[1]	932	1,999	1,006
Share Options [Member]
Schedule of Compensation Expense Recognized for Share-Based Awards [Line Items]
Total compensation expense recognized	[2]	$ 309	$ 1,316	$ 2,092

[1]	Restricted Shares
[2]	Share options